Expense Example {- Fidelity Advisor® Stock Selector Mid Cap Fund} - 11.30 Fidelity Advisor Stock Selector Mid Cap Fund - AMCIZ PRO-15 - Fidelity Advisor® Stock Selector Mid Cap Fund	Jan. 29, 2021 USD ($)
Fidelity Advisor Stock Selector Mid Cap Fund-Class A
Expense Example:
1 year	$ 685
3 years	916
5 years	1,167
10 years	1,881
Fidelity Advisor Stock Selector Mid Cap Fund-Class M
Expense Example:
1 year	486
3 years	772
5 years	1,079
10 years	1,949
Fidelity Advisor Stock Selector Mid Cap Fund-Class C
Expense Example:
1 year	296
3 years	606
5 years	1,042
10 years	2,254
Fidelity Advisor Stock Selector Mid Cap Fund - Class I
Expense Example:
1 year	92
3 years	287
5 years	498
10 years	1,108
Fidelity Advisor Stock Selector Mid Cap Fund-Class Z
Expense Example:
1 year	77
3 years	240
5 years	417
10 years	$ 930